S000031370 [Member] Investment Strategy - S000031370 [Member]	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of technology and information companies. These companies in which the Fund will concentrate are companies operating in the information technology and communications services sectors, applying a global industry classification standard, as may be amended from time to time, to determine industry/sector classifications, as well as other related industries. These related industry companies may also include companies operating in the consumer discretionary and health care sectors, particularly those that are principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
By way of example, technology and information companies may include semiconductor, semiconductor equipment, technology hardware, storage and peripherals, software, communication equipment and services, electronic equipment and instruments, internet services and infrastructure, media, health care equipment and supplies, and medical technology companies.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in securities of large capitalization companies that are well established and can be expected to grow with the market (i.e., growth stocks). The Fund may also invest in small-to-medium size capitalization companies that the Fund’s portfolio managers believe provide opportunities to benefit from the rapidly changing technologies and the expansion of the sectors and industries in which the Fund invests. The Fund invests substantially in common stocks.
The Fund uses a bottom-up stock selection approach. This means that Columbia Management Investment Advisers, LLC (the Investment Manager) uses extensive in-depth research into specific companies to find those companies that it believes offer significant prospects for future growth.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.